DERIVATIVE LIABILITY (Tables)	1 Months Ended					6 Months Ended	12 Months Ended
	Mar. 31, 2015	Aug. 21, 2014	Aug. 20, 2014	May. 01, 2014	Apr. 24, 2014	Sep. 30, 2015	Mar. 31, 2015
Schedule of Share-based Payment Award, Warrant Liabilities, Valuation Assumptions [Table Text Block]
Warrants (including placement agent)
Stock price	$0.1081
Term (Years)	4 to 5
Volatility	148%
Exercise prices	$0.55 to 0.125
Dividend yield	0%

Existing Warrants
Stock price	$0.17
Term (Years)	5
Volatility	247%
Exercise prices	$0.10
Dividend yield	0%

New Warrants
Stock price	$0.12
Term (Years)	5
Volatility	247%
Exercise prices	$0.125
Dividend yield	0%

		Placement Agent
	Issuance Warrants	Warrants
Stock price	$0.15	$0.15
Term (Years)	5	5
Volatility	306%	306%
Exercise prices	$0.15	$0.1875
Dividend yield	0%	0%

Conversion feature
Stock price	$0 .3275
Term (Years)	Less than 1
Volatility	331%
Exercise prices	$0.43
Dividend yield	0%

Warrants (including placement agent)
Stock price	$0.098
Term (Years)	4 to 5
Volatility	126%
Exercise prices	$0.55 to 0.07
Dividend yield	0%

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
		Fair Value Measurement at March 31, 2015
	Carrying
	Value at
	March 31, 2015	Level 1	Level 2	Level 3
Liabilities:

Derivative convertible debt liability	$-	$-	$-	$-
Derivative warrant liability convertible preferred stock	$176,486	$-	$-	$176,486
Derivative warrants liability on common stock issuance including placement agent warrants	$18,454	$-	$-	$18,454
Total derivative liability	$194,940	$-	$-	$194,940

		Fair Value Measurement at August 21, 2014
	Carrying
	Value at
	August 21, 2014	Level 1	Level 2	Level 3
Liabilities:

Derivative warrant liability	$149,687	$-	$-	$149,687

		Fair Value Measurement at May 1, 2014
	Carrying
	Value at
	May 1, 2014	Level 1	Level 2	Level 3
Liabilities:

Derivative warrant liability	$216,236	$-	$-	$216,236
Derivative placement agent warrant liability	$23,787	$-	$-	$23,787
Total derivative liability	$240,023	$-	$-	$240,023

		Fair Value Measurement at September 30, 2015
	Carrying
	Value at
	September 30, 2015	Level 1	Level 2	Level 3
Liabilities:

Derivative convertible debt liability	$-	$-	$-	$-
Derivative warrant liability convertible preferred stock	$215,327	$-	$-	$215,327
Derivative warrants liability on common stock issuance including placement agent warrants	$22,275	$-	$-	$22,275
Total derivative liability	$237,602	$-	$-	$237,602

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Six Months
Ended
September 30, 2015
Derivative liability at March 31, 2015	$194,940
Change in derivative liability – mark to market	42,662
Derivative liability at September 30, 2015	$237,602

Year
Ended
March 31, 2015
Derivative liability at March 31, 2014	$337,988
Redemption of convertible preferred stock	(56,098)
Warrants issued May 1, 2014	216,236
Placement agent warrants May 1, 2014	23,787
Exercise of Warrants August 21, 2014	(168,273)
Insurance of warrants August 21, 2014	167,395
Change in derivative liability-mark to market	(326,095)
Derivative liability at March 31, 2015	$194,940